COMMITMENTS AND CONTINGENCIES - Commitments - Other Commitments (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Transportation commitments
Other Commitments
Total	$ 289,993
2021	44,539
2022	30,393
2023	29,358
2024	29,088
2025	29,101
Thereafter	127,514
Processing commitments
Other Commitments
Total	9,489
2021	1,519
2022	1,519
2023	1,519
2024	1,519
2025	1,519
Thereafter	$ 1,894